Fair Value Measurements (Tables)	3 Months Ended
Mar. 31, 2011
Fair Value Measurements [Abstract]
Schedule Of Financial Assets And Liabilities Measured At Fair Value On A Recurring Basis

	Quoted Prices	Significant
	in Active	Other	Significant
	Markets for	Observable	Unobservable
	Identical Assets	Inputs	Inputs
	(Level 1)	(Level 2)	(Level 3)	Total

As of March 31, 2011
Supplemental executive retirement plan assets	$26.5	$ --	$ --	$26.5
Derivatives, net	--	13.2	--	13.2
Total financial assets	$26.5	$13.2	$ --	$39.7

As of December 31, 2010
Auction rate securities	$ --	$ --	$44.5	$44.5
Supplemental executive retirement plan assets	23.0	--	--	23.0
Derivatives, net	--	16.4	--	16.4
Total financial assets	$23.0	$16.4	$44.5	$83.9

Summary Of Fair Value Measurements Of Auction Rate Securities Using Significant Level 3 Inputs

	2011	2010

Beginning Balance	$44.5	$60.5
Sales	(49.3)	(5.4)
Realized losses*	(.1)	--
Unrealized gains*	4.9	.3
Transfers in and/or out of Level 3	--	--
Ending balance	$ --	$55.4

Schedule Of Carrying Values And Estimated Fair Values Of Debt Instruments

	March 31,		December 31,
	2011		2010
		Estimated		Estimated
	Carrying	Fair	Carrying	Fair
	Value	Value	Value	Value

4.70% Senior Notes	$1,470.5	$1,488.9	$ --	$ --
3.25% Senior Notes	992.4	1,001.1	--	--
7.20% Debentures	148.9	168.4	148.9	165.0
6.36% Bonds, including current maturities	63.4	70.8	63.4	71.9
4.65% Bonds, including current maturities	45.0	50.0	45.0	50.6